Income Taxes (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets/(liabilities)
Net operating loss carry-forwards	$ 61,332,000	$ 59,051,000
Research and orphan drug credit carry-forwards	3,855,000	3,700,000
Depreciation and amortization	(8,000)	(4,000)
Stock options and other	1,381,000	1,121,000
Intangible assets	(3,155,000)	(3,162,000)
Net deferred tax assets/(liabilities)	63,405,000	60,708,000
Valuation allowance for deferred tax assets	(66,483,000)	(63,786,000)
Net deferred tax assets/(liabilities)	$ (3,078,000)	$ (3,078,000)